Stock-based Activity (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding
Options Outstanding	438,248	32,823	32,823	720,543
Options Granted	223,716	353,493	407,547	12,280
Options Exercised	0		(376)	0
Options Forfeited/cancelled/expired	(29,655)		(1,746)	0
Options Outstanding	632,310		438,248	32,823
Vested and exercisable at June 30, 2016	135,840		24,054
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 17.46	$ 29.00	$ 29.00	$ 8.81
Weighted-Average Exercise Price, Granted	5.40		16.50	62.68
Weighted-Average Exercise Price, Exercised	0		2.15	0.00
Weighted-Average Exercise Price, Forfeited/cancelled/expired	17.02		54.91	0.00
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	14.06		17.46	$ 29.00
Weighted-Average Exercise Price, Vested and exercisable at June 30, 2016	$ 18.80		$ 26.57